Taxes and Contributions Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Summary of Taxes and Contributions Payable

	2020	2019

Income tax	14,063	8,926
Social contribution	5,082	3,385
Social Contribution on Revenues (COFINS)	1,882	2,292
Social Integration Program (PIS)	407	483
Service tax (ISS) on billing	1,160	1,078
Withholding Income Tax (IRRF) deducted from third parties	80	41
Others	204	92

	22,878	16,297